Note 3 - Antidilutive Shares Excluded from Computation of EPS (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity Option [Member]
Antidilutive Securities Excluded From Computation of Earnings Per Share, Amount (in shares)			217,002	199,885	202,751
Warrant [Member]
Antidilutive Securities Excluded From Computation of Earnings Per Share, Amount (in shares)	952,500	142,500	142,500	142,500	22,500
Antidilutive Securities Excluded From Computation of Earnings Per Share, Amount (in shares)	1,247,392	328,102	359,502	342,385	225,251